INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Taxes
INCOME TAXES
	Year ended December 31, 2020	Year ended December 31, 2019
Net loss before income tax	$35,848	$6,443
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	9,679	1,740
Tax effect of:
Permanent differences and other	(2,041)	(89)
Investment in Treasury Metals	(1,916)	-
Obligation to distribute investments	(1,802)	-
Flow-though eligible expenditures	(1,240)	(465)
Difference in tax rates in foreign jurisdictions	(308)	(17)
Impact of disposal of subsidiaries	(10,358)	-
Flow-through share premium liability	641	430
Changes in unrecognized deferred tax assets	8,932	(2,115)
Income tax recovery (expense)	$1,587	$(516)

Deferred tax assets and liabilities are offset if they relate to the same taxable entity and the same taxation authority. No deferred tax asset has been recognized in respect to the losses and temporary differences below, as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.

Recognized deferred income tax assets (liabilities) are comprised of:

	December 31, 2020	December 31, 2019
Non-capital loss carryforwards	$5,384	$1,162
Mineral properties	(3,073)	(1,978)
Mineral property investments	(2,311)	(130)
Total	$-	$(946)

Deferred tax assets have not been recognized in respect of the following temporary differences:

	December 31, 2020	December 31, 2019
Non-capital loss carryforwards	$49,232	$96,779
Investment in Treasury Metals	14,188	-
Silver Stream derivative liability	5,882	-
Investment tax credits	5,119	5,282
Other	3,936	2,662
Undeducted financing costs	1,874	152
Property and equipment	807	1,126
Mineral properties	174	8,304
Capital loss carryforwards	82	5,654
Total	$81,294	$119,959

As at December 31, 2020, the Company and its subsidiaries had unrecognized Canadian non-capital loss carryforwards of approximately $68,059,000 (2019 - $99,214,000) which expire between the years 2026 and 2040, unrecognized Canadian capital loss carryforwards of approximately $82,000 (2019 - $5,654,000) which can be carried forward indefinitely, unrecognized Canadian investment tax credits of approximately $5,119,000 (2019 - $5,282,000) which expire between the years 2024 and 2033.